FAIR VALUE OF FINANCIAL INSTRUMENTS (Reconciliation of Warrant Liability) (Details) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Fair Value Liabilities Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Purchases, issuance and settlements	$ 0	$ 1,105,999	$ 1,133,747	$ 741,028
Warrant [Member]
Fair Value Liabilities Measured On Recurring Basis Unobservable Input Reconciliation [Line Items]
Beginning balance		498,976	498,976	0
Purchases, issuance and settlements			795,975	741,028
Total (gains) or losses			944,291	(242,052)
Transfers in or out of Level 3			(2,239,242)	0
Ending balance			$ 0	$ 498,976